Equity - Schedule of Number of Pre-Funded Warrants Outstanding (Details) - Pre Funded Warrants [Member] - $ / shares	Jun. 30, 2026	Feb. 28, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Schedule of Number of Pre-Funded Warrants Outstanding [Line Items]
Number Outstanding, Pre-funded warrants issued		167,050		17,715	7,500
Weighted Average Exercise Price, Pre-funded warrants issued		$ 0.002		$ 0.002	$ 0.2
Number Outstanding, Outstanding	174,550		25,215
Weighted Average Exercise Price, Outstanding	$ 0.0105		$ 0.0609